Other Financial Assets and Liabilities - Summary of Hedged items (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	₩ 2,848,287	₩ 3,058,980
Changes in fair value to calculate the ineffective portion of hedges	(45,380)	(193,198)
Cash flow hedge reserves	(28,893)	(5,458)
USD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	2,593,707	2,675,885
Changes in fair value to calculate the ineffective portion of hedges	(44,365)	(170,010)
Cash flow hedge reserves	(30,415)	(13,947)
JPY
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	3,651	3,813
Changes in fair value to calculate the ineffective portion of hedges	162	308
Cash flow hedge reserves	49	116
SGD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	0	267,843
Changes in fair value to calculate the ineffective portion of hedges	0	(18,720)
Cash flow hedge reserves	0	3,406
EUR
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	10,985	10,404
Changes in fair value to calculate the ineffective portion of hedges	(581)	(121)
Cash flow hedge reserves	158	582
KRW
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	239,944	101,035
Changes in fair value to calculate the ineffective portion of hedges	(596)	(4,655)
Cash flow hedge reserves	₩ 1,315	₩ 4,385